Non-current and current inventories (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Non-current and current inventories
Raw and auxiliary materials and consumables	€ 950	€ 889
Consumables for infrastructure and facility maintenance of perforation activities	1,477	1,451
Finished products and goods	2,284	2,274
Work in progress	8
Certificates and emission rights	15	37
Inventories	€ 4,734	€ 4,651